Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	METROPOLITAN WEST FUNDS
Prospectus Date		rr_ProspectusDate	Jul. 29, 2015
METROPOLITAN WEST TOTAL RETURN BOND FUND
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	METROPOLITAN WEST TOTAL RETURN BOND FUND
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Total Return Bond Fund seeks to maximize long-term total return.
Expense [Heading]		rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 246% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	246.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost for the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only for the Plan Class shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in investment grade fixed income securities or unrated securities that are determined by the Adviser to be of similar quality. Up to 20% of the Fund's net assets may be invested in securities rated below investment grade. The Fund also invests at least 80% of its net assets plus borrowings for investment purposes in fixed income securities it regards as bonds. Under normal conditions, the portfolio duration is two to eight years and the dollar-weighted average maturity ranges from two to fifteen years. The Fund invests in the U.S. and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments. The Adviser will focus the Fund's portfolio holdings in areas of the bond market (based on quality, sector, coupon or maturity) that the Adviser believes to be relatively undervalued.

Investments include various types of bonds and other securities, typically corporate bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, bank loans, money-market securities, swaps, futures, municipal securities, options, credit default swaps, private placements and restricted securities. These investments may have interest rates that are fixed, variable or floating.

			Derivatives will be used in an effort to hedge investments, for risk management, or to increase income or gains for the Fund. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques.
Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Fund holds securities with fluctuating market prices, the value of the Fund's shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

Market Risk:    the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

Interest Rate Risk:    the risk that debt securities will decline in value because of changes in interest rates.

Credit Risk:    the risk that an issuer will default in the payment of principal and/or interest on a security.

Foreign Investing Risk:    the risk that the value of the Fund's foreign investments will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries where the Fund invests or has exposure. Emerging market debt also may be of lower credit quality and subject to greater risk of default.

Securities Selection Risk:    the risk that the securities held by the Fund may underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers' choice of securities.

Portfolio Management Risk:    the risk that an investment strategy may fail to produce the intended results.

Prepayment Risk of Asset-Backed and Mortgage-Backed Securities:    the risk that in times of declining interest rates, the Fund's higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

Extension Risk of Asset-Backed and Mortgage-Backed Securities:    the risk that in times of rising interest rates prepayments will slow causing securities considered short or intermediate term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter term securities.

Asset-Backed Securities Investment Risk:    the risk that the impairment of the value of the collateral underlying the security in which the Fund invests, such as non-payment of loans, will result in a reduction in the value of the security.

Derivatives Risk:    the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

Swap Agreements Risk:    the risk of using swaps, which, in addition to risks applicable to derivatives generally, includes: (1) the inability to assign a swap contract without the consent of the counterparty; (2) potential default of the counterparty to a swap for those not traded through a central counterparty; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out a swap transaction at a time that otherwise would be favorable for it to do so.

Liquidity Risk:    the risk that there may be no willing buyer of the Fund's portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance. Over recent years, there has been a dramatic decline in the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Recent changes in regulations such as the Volcker Rule may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility.

Please see "Principal Risks" and "Other Risks" for a more detailed description of the risks of investing in the Fund.

			Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.
Risk Lose Money [Text]		rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class M shares. Class M performance is lower than Class I and Plan Class and higher than the Administrative Class because Class M has higher expenses than Class I and Plan Class and lower expenses than the Administrative Class. The table compares the average annual total returns of the Fund to a broad-based securities market index. Total returns would have been lower if certain fees and expenses had not been waived or reimbursed. The inception dates of Class M shares, Class I shares, Administrative Class shares and Plan Class shares of the Fund are March 31, 1997, March 31, 2000, December 18, 2009 and July 29, 2011, respectively. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on our website at www.mwamllc.com or by calling (800) 241-4671.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class M shares. Class M performance is lower than Class I and Plan Class and higher than the Administrative Class because Class M has higher expenses than Class I and Plan Class and lower expenses than the Administrative Class. The table compares the average annual total returns of the Fund to a broad-based securities market index.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	(800) 241-4671
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.mwamllc.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	TOTAL RETURN BOND FUND – CLASS M SHARES ANNUAL TOTAL RETURNS FOR YEARS ENDED 12/31
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

YEAR-TO-DATE TOTAL RETURN OF CLASS M SHARES AS OF JUNE 30, 2015: -0.17%

Highest Performance Quarter	Lowest Performance Quarter
(quarter ended September 30, 2009)	(quarter ended June 30, 2013)
8.14%	–2.34%

Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DECEMBER 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.
METROPOLITAN WEST TOTAL RETURN BOND FUND | CLASS M
Risk/Return:		rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)		rr_ShareholderFeeOther	none
Management Fees		rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.21%
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.69%
Fee Waiver and/or Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[3]	rr_NetExpensesOverAssets	0.69%
1 Year		rr_ExpenseExampleYear01	$ 70
3 Years		rr_ExpenseExampleYear03	221
5 Years		rr_ExpenseExampleYear05	384
10 Years		rr_ExpenseExampleYear10	$ 859
2005		rr_AnnualReturn2005	3.10%
2006		rr_AnnualReturn2006	6.99%
2007		rr_AnnualReturn2007	6.24%
2008		rr_AnnualReturn2008	(1.48%)
2009		rr_AnnualReturn2009	17.06%
2010		rr_AnnualReturn2010	11.53%
2011		rr_AnnualReturn2011	5.20%
2012		rr_AnnualReturn2012	11.41%
2013		rr_AnnualReturn2013	0.20%
2014		rr_AnnualReturn2014	5.83%
Year to Date Return, Label		rr_YearToDateReturnLabel	YEAR-TO-DATE TOTAL RETURN OF CLASS M SHARES AS OF JUNE 30, 2015:
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(0.17%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	8.14%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(2.34%)
1 Year		rr_AverageAnnualReturnYear01	5.83%
5 Years		rr_AverageAnnualReturnYear05	6.75%
10 Years		rr_AverageAnnualReturnYear10	6.48%
Since Inception		rr_AverageAnnualReturnSinceInception	7.04%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 31, 1997
METROPOLITAN WEST TOTAL RETURN BOND FUND | CLASS I
Risk/Return:		rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)		rr_ShareholderFeeOther	none
Management Fees		rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.44%
Fee Waiver and/or Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[3]	rr_NetExpensesOverAssets	0.44%
1 Year		rr_ExpenseExampleYear01	$ 45
3 Years		rr_ExpenseExampleYear03	141
5 Years		rr_ExpenseExampleYear05	246
10 Years		rr_ExpenseExampleYear10	$ 555
1 Year		rr_AverageAnnualReturnYear01	5.99%
5 Years		rr_AverageAnnualReturnYear05	6.96%
10 Years		rr_AverageAnnualReturnYear10	6.70%
Since Inception		rr_AverageAnnualReturnSinceInception	6.95%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 31, 2000
METROPOLITAN WEST TOTAL RETURN BOND FUND | ADMINISTRATIVE CLASS
Risk/Return:		rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)		rr_ShareholderFeeOther	none
Management Fees		rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.21%
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.80%
Fee Waiver and/or Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[3]	rr_NetExpensesOverAssets	0.80%
1 Year		rr_ExpenseExampleYear01	$ 82
3 Years		rr_ExpenseExampleYear03	255
5 Years		rr_ExpenseExampleYear05	444
10 Years		rr_ExpenseExampleYear10	$ 990
1 Year		rr_AverageAnnualReturnYear01	5.68%
5 Years		rr_AverageAnnualReturnYear05	6.52%
10 Years		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	6.32%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 18, 2009
METROPOLITAN WEST TOTAL RETURN BOND FUND | PLAN CLASS
Risk/Return:		rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)		rr_ShareholderFeeOther	none
Management Fees		rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.40%
Fee Waiver and/or Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[3]	rr_NetExpensesOverAssets	0.39%
1 Year		rr_ExpenseExampleYear01	$ 40
3 Years		rr_ExpenseExampleYear03	127
5 Years		rr_ExpenseExampleYear05	223
10 Years		rr_ExpenseExampleYear10	$ 504
1 Year		rr_AverageAnnualReturnYear01	6.16%
5 Years		rr_AverageAnnualReturnYear05
10 Years		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	5.52%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 29, 2011
METROPOLITAN WEST TOTAL RETURN BOND FUND | Return After Taxes on Distributions | CLASS M
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.79%
5 Years		rr_AverageAnnualReturnYear05	5.04%
10 Years		rr_AverageAnnualReturnYear10	4.56%
Since Inception		rr_AverageAnnualReturnSinceInception	4.59%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 31, 1997
METROPOLITAN WEST TOTAL RETURN BOND FUND | Return After Taxes on Distributions and Sale of Fund Shares | CLASS M
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	3.31%
5 Years		rr_AverageAnnualReturnYear05	4.62%
10 Years		rr_AverageAnnualReturnYear10	4.32%
Since Inception		rr_AverageAnnualReturnSinceInception	4.47%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 31, 1997
METROPOLITAN WEST TOTAL RETURN BOND FUND | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes; inception calculated from March 31, 1997)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	5.95%
5 Years		rr_AverageAnnualReturnYear05	4.45%
10 Years		rr_AverageAnnualReturnYear10	4.71%
Since Inception		rr_AverageAnnualReturnSinceInception	5.82%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 31, 1997

[1]	For the Administrative Class Shares, includes up to 0.20% charged under the Shareholder Servicing Plan.
[2]	Metropolitan West Asset Management, LLC (the "Adviser") has contractually agreed to reduce advisory fees and/or reimburse expenses, including distribution expenses, to limit the Fund's total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, acquired fund fees and expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to 0.70% for Class M shares, 0.49% for Class I shares, 0.90% for Administrative Class shares, and 0.39% for Plan Class shares. The Adviser may recoup reduced fees and expenses within three years, subject to any applicable expense limit at the time of recoupment. This contract will remain in place until July 31, 2016. Although it does not expect to do so, the Board of Trustees is permitted to terminate that contract sooner in its discretion with written notice to the Adviser.
[3]	The expense information in the table has been updated to reflect the amended operating expense limit (effective July 29, 2014) as if it had been in effect during the full fiscal year ending March 31, 2015.